Cover	Jun. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	333-254800
Entity Registrant Name	ASCEND WELLNESS HOLDINGS, INC.
Entity Central Index Key	0001756390
Entity Tax Identification Number	83-0602006
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	174 NJ-17
Entity Address, City or Town	Rochelle Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07662
City Area Code	646
Local Phone Number	661-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false